UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	29.51%
Industrial	16.54
Consumer, Cyclical	15.49
Consumer, Non-cyclical	13.87
Technology	6.10
Communications	5.13
Energy	4.04
Basic Materials	2.39
Utilities	2.37
Short Term Investments	4.56
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$1,007.80	$1.20*
Hypothetical (5% return before expenses)	$1,000.00	$1,004.76	$3.61*

Initial Class
Actual	$1,000.00	$1,039.40	$5.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.45**

*Expenses are equal to the Fund’s annualized expense ratio of 0.73% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.47%
20,922	Cabot Corp	$780,181
64,935	Globe Specialty Metals Inc	1,149,350
97,464	Horsehead Holding Corp (a)(b)	1,142,278
27,264	Minerals Technologies Inc	1,857,496
54,109	Tronox Ltd Class A	791,615

		5,720,920

Communications — 5.30%
101,835	Calix Inc (a)	774,964
74,301	EW Scripps Co Class A	1,697,778
30,827	John Wiley & Sons Inc Class A	1,676,064
25,647	Liberty Ventures (a)	1,007,158
102,938	New Media Investment Group Inc	1,845,678
64,294	Perficient Inc (a)	1,237,017
33,874	Safeguard Scientifics Inc (a)	659,188
69,500	Time Inc	1,599,195
59,525	West Corp	1,791,702

		12,288,744

Consumer, Cyclical — 16.00%
51,553	Barnes & Noble Inc (a)	1,338,316
57,117	Carmike Cinemas Inc (a)	1,515,885
60,561	Carrols Restaurant Group Inc (a)	629,834
100,549	Christopher & Banks Corp (a)	403,202
20,664	Churchill Downs Inc	2,584,033
27,818	Core-Mark Holding Co Inc	1,648,217
5,141	Cracker Barrel Old Country Store Inc (b)	766,832
58,196	Diamond Resorts International Inc (a)	1,836,084
88,661	Fox Factory Holding Corp (a)	1,425,669
56,337	Fred’s Inc Class A	1,086,741
27,943	Genesco Inc (a)	1,845,076
37,126	H&E Equipment Services Inc	741,406
24,890	HSN Inc	1,747,029
35,938	Jarden Corp (a)	1,859,792
52,499	Knoll Inc	1,314,050
20,466	La-Z-Boy Inc	539,075
50,015	Libbey Inc	2,067,120
52,743	MarineMax Inc (a)	1,239,988
30,984	Marriott Vacations Worldwide Corp	2,842,782
66,209	Metaldyne Performance Group Inc	1,201,693
99,190	National CineMedia Inc	1,583,072
75,956	Remy International Inc	1,679,387
31,001	Rush Enterprises Inc Class A (a)	812,536
38,957	Sally Beauty Holdings Inc (a)	1,230,262
49,345	Six Flags Entertainment Corp	2,213,123
16,910	Tenneco Inc (a)	971,310

		37,122,514

Consumer, Non-cyclical — 14.33%
13,950	Avis Budget Group Inc (a)	614,916

Shares		Fair Value

Consumer, Non-cyclical — (continued)
21,550	Bio-Reference Laboratories Inc (a)(b)	$888,938
81,686	BioScrip Inc (a)(b)	296,520
32,402	Booz Allen Hamilton Holding Corp	817,826
40,814	Catalent Inc (a)	1,197,075
126,635	Cott Corp	1,238,490
29,508	Cynosure Inc Class A (a)	1,138,419
43,051	Euronet Worldwide Inc (a)	2,656,247
44,412	FTI Consulting Inc (a)	1,831,551
22,849	Halyard Health Inc (a)	925,384
5,436	J&J Snack Foods Corp	601,602
64,026	KAR Auction Services Inc	2,394,572
17,360	Macquarie Infrastructure Co LLC	1,434,457
25,454	McGrath RentCorp	774,565
42,807	Post Holdings Inc (a)(b)	2,308,582
33,210	Rollins Inc	947,481
82,366	RPX Corp (a)	1,391,985
71,362	SpartanNash Co	2,322,119
32,774	SurModics Inc (a)	767,567
13,728	Teleflex Inc	1,859,458
32,545	Vectrus Inc (a)	809,394
34,555	Viad Corp	936,786
56,038	VWR Corp (a)	1,497,896
13,106	WellCare Health Plans Inc (a)	1,111,782
21,675	WEX Inc (a)	2,470,300

		33,233,912

Energy — 4.17%
26,599	Bristow Group Inc	1,417,727
11,605	Clayton Williams Energy Inc (a)	763,029
128,310	Helix Energy Solutions Group Inc (a)(b)	1,620,555
24,457	Natural Gas Services Group Inc (a)	558,109
260,226	Parker Drilling Co (a)	863,950
63,268	Primoris Services Corp	1,252,706
59,644	QEP Resources Inc	1,104,011
97,812	SunCoke Energy Inc	1,271,556
71,521	Synergy Resources Corp (a)	817,485

		9,669,128

Financial — 30.48%
39,164	American Campus Communities Inc REIT	1,476,091
96,917	BancorpSouth Inc	2,496,582
85,295	BioMed Realty Trust Inc REIT	1,649,605
32,028	Bryn Mawr Bank Corp	965,964
29,751	Capitol Federal Financial Inc	358,202
96,547	Cathay General Bancorp	3,132,950
12,649	City National Corp	1,143,343
2,870	Credit Acceptance Corp (a)	706,537
89,143	CubeSmart REIT	2,064,552
109,949	CVB Financial Corp	1,936,202
95,773	Employers Holdings Inc	2,181,709
26,670	Federal Agricultural Mortgage Corp Class C	775,030
111,716	First Financial Bancorp	2,004,185
58,386	First Financial Bankshares Inc (b)	2,022,491
125,507	FNFV Group (a)	1,930,298

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
30,581	HCC Insurance Holdings Inc	$2,349,844
98,149	Hercules Technology Growth Capital Inc (b)	1,133,621
53,826	Hersha Hospitality Trust REIT	1,380,099
42,344	Home BancShares Inc	1,548,097
20,563	Home Properties Inc REIT	1,502,127
35,819	Iberiabank Corp	2,443,930
16,708	LegacyTexas Financial Group Inc	504,582
11,415	MarketAxess Holdings Inc	1,058,970
24,430	Mid-America Apartment Communities Inc REIT	1,778,748
31,651	National Retail Properties Inc REIT	1,108,101
24,609	Omega Healthcare Investors Inc REIT (b)	844,827
54,710	PacWest Bancorp	2,558,240
41,514	Pinnacle Financial Partners Inc	2,257,116
57,849	Popular Inc (a)	1,669,522
36,701	ProAssurance Corp	1,695,953
41,471	Prosperity Bancshares Inc	2,394,536
22,163	Reinsurance Group of America Inc	2,102,604
145,291	Retail Opportunity Investments Corp REIT	2,269,445
22,786	Sabra Health Care Inc REIT	586,512
24,433	Signature Bank (a)	3,576,747
21,855	Sovran Self Storage Inc REIT	1,899,418
44,608	Stifel Financial Corp (a)	2,575,666
112,286	Talmer Bancorp Inc Class A	1,880,790
29,700	Texas Capital Bancshares Inc (a)	1,848,528
27,105	Triumph Bancorp Inc (a)	356,431
47,458	Wintrust Financial Corp	2,533,308

		70,701,503

Industrial — 17.08%
23,363	Advanced Energy Industries Inc (a)	642,249
14,395	Alamo Group Inc	786,543
36,484	Albany International Corp Class A	1,452,063
43,998	Altra Industrial Motion Corp	1,195,866
26,271	Armstrong World Industries Inc (a)	1,399,719
12,687	AZZ Inc	657,187
63,512	Babcock & Wilcox Co (a)	2,083,194
28,070	Belden Inc	2,280,126
15,445	DXP Enterprises Inc (a)	718,192
25,895	EnerSys	1,820,159
11,391	Genesee & Wyoming Inc Class A (a)	867,766
32,663	Haynes International Inc	1,610,939
72,349	John Bean Technologies Corp	2,719,599
15,492	Kirby Corp (a)	1,187,617
13,507	KLX Inc (a)	596,064
26,401	Littelfuse Inc	2,505,191
19,165	Masonite International Corp (a)	1,343,658
38,949	Methode Electronics Inc	1,069,150
52,934	MYR Group Inc (a)	1,638,837
22,925	Old Dominion Freight Line Inc (a)	1,572,770
57,611	Raven Industries Inc	1,171,232
32,550	RBC Bearings Inc (a)	2,335,788

Shares		Fair Value

Industrial — (continued)
30,039	Rogers Corp (a)	$1,986,779
30,688	Summit Materials Inc Class A (a)	782,544
50,772	TriMas Corp (a)	1,502,851
64,116	Vishay Intertechnology Inc	748,875
18,838	Wabtec Corp	1,775,293
25,068	Waste Connections Inc	1,181,204

		39,631,455

Technology — 6.30%
84,429	Convergys Corp	2,152,095
52,805	CSG Systems International Inc	1,671,806
60,019	Digi International Inc (a)	573,182
38,600	Diodes Inc (a)	930,646
22,000	DST Systems Inc	2,771,560
21,003	Monotype Imaging Holdings Inc	506,382
46,232	Semtech Corp (a)	917,705
35,501	Synchronoss Technologies Inc (a)	1,623,461
76,270	Teradyne Inc	1,471,248
32,946	Verint Systems Inc (a)	2,001,305

		14,619,390

Utilities — 2.45%
44,490	ALLETE Inc	2,063,892
42,493	NorthWestern Corp	2,071,534
33,959	UIL Holdings Corp	1,556,001

		5,691,427

TOTAL COMMON STOCK — 98.58% (Cost $161,090,852)		$228,678,993

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.86%
$ 2,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2015	2,000,000

Repurchase Agreements — 3.85%
2,119,805	Undivided interest of 17.14% in a repurchase agreement (principal amount/value $12,368,916 with a maturity value of $12,368,950) with RBC Capital Markets Corp, 0.10%, dated 6/30/15 to be repurchased at $2,119,805 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.38% - 6.50%, 3/1/19 - 2/20/65, with a value of $12,616,294. (c)	2,119,805

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 446,248	Undivided interest of 2.30% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $446,248 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (c)	$446,248

2,119,805	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $2,119,805 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (c)	2,119,805

2,119,805	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $2,119,805 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (c)	2,119,805

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 2,119,805	Undivided interest of 5.58% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $2,119,805 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (c)		$2,119,805

			8,925,468

TOTAL SHORT TERM INVESTMENTS — 4.71% (Cost $10,925,468)			$10,925,468

TOTAL INVESTMENTS — 103.29% (Cost $172,016,320)		$	239,604,461

OTHER ASSETS & LIABILITIES, NET — (3.29)%		$	(7,620,884)

TOTAL NET ASSETS — 100.00%		$	231,983,577

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Loomis Sayles Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $8,698,070 of securities on loan)(a)	$230,678,993
Repurchase agreements, fair value(b)	8,925,468
Cash	956,586
Subscriptions receivable	167,806
Receivable for investments sold	1,381,862
Dividends receivable	200,080

Total Assets	242,310,795

LIABILITIES:
Payable to investment adviser	151,156
Payable for administrative services fees	32,821
Payable upon return of securities loaned	8,925,468
Redemptions payable	157,933
Payable for investments purchased	1,059,840

Total Liabilities	10,327,218

NET ASSETS	$231,983,577

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,675,408
Paid-in capital in excess of par	146,869,762
Net unrealized appreciation	67,588,141
Undistributed net investment income	41,540
Accumulated net realized gain	15,808,726

NET ASSETS	$231,983,577

NET ASSETS BY CLASS
Initial Class	$105,664,800

Institutional Class	$126,318,777

CAPITAL STOCK:
Authorized
Initial Class	50,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	4,162,801
Institutional Class	12,591,279

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$25.38

Institutional Class	$10.03

(a) Cost of investments	$163,090,852
(b) Cost of repurchase agreements	$8,925,468

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Loomis Sayles Small Cap Value Fund

INVESTMENT INCOME:
Interest	$228
Income from securities lending	15,062
Dividends	2,062,603
Foreign withholding tax	(1,788)

Total Income	2,076,105

EXPENSES:
Management fees	1,026,973
Administrative services fees - Initial Class	62,509
Investment administration fees	45,017
Audit fees	12,099
Bank and custodian fees	23,599
Other	33,429

Total Expenses	1,203,626

Less amount reimbursed by investment adviser	20,936

Net Expenses	1,182,690

NET INVESTMENT INCOME	893,415

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,049,463
Net change in unrealized depreciation on investments	(4,843,101)

Net Realized and Unrealized Gain	8,206,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,099,777

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Loomis Sayles Small Cap Value Fund

OPERATIONS:
Net investment income	$893,415	$1,203,077
Net realized gain	13,049,463	35,928,042
Net change in unrealized depreciation	(4,843,101)	(25,788,901)

Net Increase in Net Assets Resulting from Operations	9,099,777	11,342,218

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(233,879)	(2,242,433)
Institutional Class	(617,996)	N/A

From net investment income	(851,875)	(2,242,433)

From net realized gains
Initial Class	–	(35,312,673)

From net realized gains	0	(35,312,673)

Total Distributions	(851,875)	(37,555,106)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	25,006,591	67,097,276
Institutional Class	131,325,232	N/A
Shares issued in reinvestment of distributions
Initial Class	233,879	37,555,106
Institutional Class	617,996	N/A
Shares redeemed
Initial Class	(164,949,766)	(122,665,461)
Institutional Class	(6,083,100)	N/A

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,849,168)	(18,013,079)

Total Decrease in Net Assets	(5,601,266)	(44,225,967)

NET ASSETS:
Beginning of period	237,584,843	281,810,810

End of period(a)	$231,983,577	$237,584,843

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,001,210	2,460,403
Institutional Class	13,128,231	N/A
Shares issued in reinvestment of distributions
Initial Class	9,020	1,499,432
Institutional Class	60,292	N/A
Shares redeemed
Initial Class	(6,555,105)	(4,475,598)
Institutional Class	(597,244)	N/A

Net Increase (Decrease)	7,046,404	(515,763)

(a) Including undistributed net investment income:	$41,540	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Loomis Sayles Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$24.47		$27.57		$22.45		$19.99		$20.44	$16.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.13	(a)	0.11	(a)	0.20	(a)	0.04	0.08
Net realized and unrealized gain (loss)	0.89		1.26		7.68		2.97		(0.45)	3.88

Total From Investment Operations	0.97		1.39		7.79		3.17		(0.41)	3.96

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.27)		(0.17)		(0.18)		(0.04)	(0.08)
From net realized gains	–		(4.22)		(2.50)		(0.53)		–	–

Total Distributions	(0.06)		(4.49)		(2.67)		(0.71)		(0.04)	(0.08)

NET ASSET VALUE, END OF PERIOD	$25.38		$24.47		$27.57		$22.45		$19.99	$20.44

TOTAL RETURN(b) (c)	3.94%	(d)	4.86%		34.87%		15.92%		(2.03%)	23.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$105,665		$237,585		$281,811		$222,879		$193,081	$176,384
Ratio of expenses to average net assets
Before reimbursement	1.10%	(e)	1.09%		1.09%		1.08%		1.11%	1.12%
After reimbursement	1.08%	(e)	1.09%		1.08%		1.08%		1.10%	1.12%
Ratio of net investment income to average net assets
Before reimbursement	N/A		N/A		0.39%		0.90%		0.29%	0.53%
After reimbursement	0.67%	(e)	0.48%		0.40%		0.91%		0.30%	0.53%
Portfolio turnover rate(f)	12%	(d)	24%		27%		27%		48%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Loomis Sayles Small Cap Value Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain	0.06

Total From Investment Operations	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.05)

Total Distributions	(0.05)

NET ASSETS VALUE, END OF PERIOD	$10.03

TOTAL RETURN(c) (d)	0.78%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$126,319
Ratio of expenses to average net assets
Before reimbursement	0.75%	(f)
After reimbursement	0.73%	(f)
Ratio of net investment income to average net assets
After reimbursement	1.18%	(f)
Portfolio turnover rate(g)	12%	(e)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

  Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$	228,678,993 $	— $	— $	228,678,993
Short Term Investments		—	10,925,468	—	10,925,468

Total Assets	$	228,678,993 $	10,925,468 $	0 $	239,604,461

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the

  Semi-Annual Report - June 30, 2015

value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$172,197,377

Gross unrealized appreciation on investments	73,593,589
Gross unrealized depreciation on investments	(6,186,505)

Net unrealized appreciation on investments	$67,407,084

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

  Semi-Annual Report - June 30, 2015

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative services fees, of 0.95% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceeded an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.30% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $26,736,024 and $40,790,073, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $8,698,070 and received collateral of $8,925,468 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these

  Semi-Annual Report - June 30, 2015

arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against one of its benchmark indices and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the

Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed the Russell 2000® Value Index for the three-year period ended December 31, 2014, the Fund outperformed the Russell 2000® Value Index for the one-, five- and ten-year periods ended December 31, 2014. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s net management fee less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the contractual management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median management fees less intermediary fees as estimated by GWCM of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average contractual management fees of its peer group of funds. The Board noted, however, that the Fund’s Management Fee Less Administrative Services Fee was below the median and average management fee less estimated intermediary fees of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was below the median and average of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015